Related Party Transactions (Transactions with Non US Listed Part of Phoenix TV Group and CMCC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Related Party Transaction [Line Items]
Advertising and promotion expenses charged by related party	¥ (1,788)	$ (276)	¥ (1,246)	¥ (1,040)
Corporate administrative expenses charged by related party	(1,812)	(280)	(354)	(404)
Advertising revenues earned from related party	71,048	10,969	55,565	45,127
Paid service revenues earned from and through related party	276,712	42,717	291,610	413,407
Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Contents provided by related party	(4,730)	(730)	(3,757)	(3,477)
Data line services provided by related party	(180)	(28)	(363)	(392)
Advertising and promotion expenses charged by related party	(1,788)	(276)	(1,246)	(1,040)
Corporate administrative expenses charged by related party	(1,812)	(280)	(354)	(404)
Project cost charged by related party	(55)	(8)	0	0
Phoenix TV Group and its customers [Member]
Related Party Transaction [Line Items]
Revenues earned from related party	16,510	2,549	25,168	28,911
CMCC [Member]
Related Party Transaction [Line Items]
Advertising revenues earned from related party	35,787	5,525	29,643	16,216
Paid service revenues earned from and through related party	273,510	42,223	290,755	413,407
Revenue sharing fees and bandwidth costs to related party	¥ (44,359)	$ (6,848)	¥ (41,766)	¥ (72,622)